Annual Principal Payments on Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Short-term Debt [Line Items]
2013	$ 5,412
2014	239
2015	178
2016	6,172
2017	20,134
Thereafter	304
Federal home loan bank, advances	$ 32,439